General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
Schedule of general and administrative expenses
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll and related expenses	1,682	1,678	1,130
Share-based payment	486	587	326
Professional fees	4,009	4,320	2,184
Other	585	428	557
	6,762	7,013	4,197